As filed with the Securities and Exchange Commission on April 20, 2011

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 40	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.42

MET INVESTORS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

5 Park Plaza

Suite 1900

Irvine, California 92614

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 848-3854

Elizabeth M. Forget

President

Met Investors Series Trust

5 Park Plaza, Suite 1900, Irvine, California 92614

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio (to be renamed T. Rowe Price Large Cap Value Portfolio), PIMCO Total Return Portfolio, PIMCO Innovation Portfolio (currently known as RCM Technology Portfolio), Oppenheimer Capital Appreciation Portfolio, MFS Mid-Cap Growth Portfolio (currently known as T. Rowe Price Mid-Cap Growth Portfolio), MFS Research International Portfolio, Janus Aggressive Growth Portfolio (currently known as Legg Mason ClearBridge Aggressive Growth Portfolio), Met/AIM Small-Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio), Met/AIM Mid-Cap Core Equity Portfolio (currently known as Lazard Mid-Cap Portfolio), State Street Concentrated International Portfolio (currently known as Harris Oakmark International Portfolio), Third Avenue Small-Cap Value Portfolio, PIMCO Inflation Protected Bond Portfolio, Met/American Growth Portfolio (currently known as American Funds Growth Portfolio), Met/American International Portfolio (currently known as American Funds International Portfolio), Met/American Growth-Income Portfolio (currently known as American Funds Growth-Income Portfolio), Met/American Bond Portfolio (currently known as American Funds Bond Portfolio), Neuberger Berman Real Estate Portfolio (currently known as Clarion Global Real Estate Portfolio), Turner Mid-Cap Growth Portfolio, Goldman Sachs Mid-Cap Value Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Aggressive Strategy Portfolio, Van Kampen Comstock Portfolio, Lord Abbett Growth Opportunities Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio), Cyclical Growth and Income ETF Portfolio (currently known as SSgA Growth and Income ETF Portfolio), Cyclical Growth ETF Portfolio (currently known as SSgA Growth ETF Portfolio), Legg Mason Value Equity Portfolio, Batterymarch Growth and Income Portfolio, Federated High Yield Portfolio (currently known as BlackRock High Yield Portfolio), Loomis Sayles Global Markets Portfolio, Princeton Large-Cap Core Portfolio (currently known as BlackRock Large-Cap Core Portfolio), MFS Emerging Markets Equity Portfolio, Pioneer Fund Portfolio, Pioneer Strategic Income Portfolio, Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio (currently known as Janus Forty Portfolio), Rainier Large Cap Equity Portfolio, Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio, Met/Templeton Growth Portfolio, Met/Franklin Templeton Founding Strategy Portfolio, American Funds Global Small Capitalization Portfolio, American Funds Moderate Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Balanced Allocation Portfolio, Met/Templeton International Bond Portfolio, Met/Eaton Vance Floating Rate Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Met/Franklin Low Duration Total Return Portfolio, MetLife Balanced Plus Portfolio and Pyramis® Government Income Portfolio.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 36 to its registration statement as filed with the Securities and Exchange Commission on May 1, 2010 as Accession # 0001193125-10-101521, Post-Effective Amendment No. 37 to its registration statement as filed with the Securities and Exchange Commission on February 15, 2011 as Accession # 0001193125-11-036708, Post-Effective Amendment No. 38 to its registration statement as filed with the Securities and Exchange Commission on February 28, 2011 as Accession # 0001193125-11-050104 and Post-Effective Amendment No. 39 to its

registration statement as filed with the Securities and Exchange Commission on April 18, 2011 as Accession # 0001193125-11-101080.

The prospectus and statement of additional information contained in Post-Effective Amendment No. 39 are incorporated by reference herein.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

MET INVESTORS SERIES TRUST

PART C

Other Information

Item 28.	Exhibits

All references are to the Registrant’s registration statement on Form N-1A as filed with the SEC on October 23, 2000, File Nos. 333-48456 and 811-10183 (the “Registration Statement”)

Exhibit No.	Description of Exhibits
(a)(1)	Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1) to the Registration Statement.

(a)(2)	Certificate of Trust is incorporated by reference to Exhibit (a)(2) to the Registration Statement.

(b)	By-Laws are incorporated by reference to Exhibit (b) to the Registration Statement.

(c)	None other than Exhibit 1.

(d)(1)	Management Agreement between Registrant and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 32 to the Registration Statement filed with the SEC on May 1, 2009 (“Post-Effective Amendment No. 32”).

(d)(1)(i)	Amendment No. 1 to Management Agreement is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 32.

(d)(1)(ii)	Amendment No. 2 to Management Agreement is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 32.

(d)(1)(iii)	Amendment No. 3 to Management Agreement is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 32.

(d)(1)(iv)	Amendment No. 4 to Management Agreement is incorporated by reference to Exhibit (d)(1)(iv) to Post-Effective Amendment No. 32.

(d)(1)(v)	Amendment No. 5 to Management Agreement is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(d)(1)(vi)	Amendment No. 6 to Management Agreement is incorporated by reference to Exhibit (d)(1)(vi) to Post-Effective Amendment No. 32.

(d)(1)(vii)	Amendment No. 7 to Management Agreement is incorporated by reference to Exhibit (d)(1)(vii) to Post-Effective Amendment No. 32.

(d)(1)(viii)	Amendment No. 8 to Management Agreement is incorporated by reference to Exhibit (d)(1)(viii) to Post-Effective Amendment No. 32.

(d)(1)(ix)	Amendment No. 9 to Management Agreement is incorporated by reference to Exhibit (d)(1)(ix) to Post-Effective Amendment No. 32.

(d)(1)(x)	Amendment No. 10 to Management Agreement is incorporated by reference to Exhibit (d)(1)(x) to Post-Effective Amendment No. 32.

(d)(1)(xi)	Amendment No. 11 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xi) to Post-Effective Amendment No. 32.

(d)(1)(xii)	Amendment No. 12 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xii) to Post-Effective Amendment No. 32.

(d)(1)(xiii)	Amendment No. 13 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xiii) to Post-Effective Amendment No. 32.

(d)(1)(xiv)	Amendment No. 14 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xiv) to Post-Effective Amendment No. 32.

(d)(1)(xv)	Amendment No. 15 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xv) to Post-Effective Amendment No. 32.

(d)(1)(xvi)	Amendment No. 16 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xvi) to Post-Effective Amendment No. 32.

(d)(1)(xvii)	Amendment No. 17 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xvii) to Post-Effective Amendment No. 32.

(d)(1)(xviii)	Amendment No. 18 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xviii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(d)(1)(xix)	Amendment No. 19 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xix) to Post-Effective Amendment No. 32.

(d)(1)(xx)	Amendment No. 20 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xx) to Post-Effective Amendment No. 32.

(d)(1)(xxi)	Amendment No. 21 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxi) to Post-Effective Amendment No. 32.

(d)(1)(xxii)	Amendment No. 22 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxii) to Post-Effective Amendment No. 32.

(d)(1)(xxiii)	Amendment No. 23 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxiii) to Post-Effective Amendment No. 32.

(d)(1)(xxiv)	Amendment No. 24 to the Management Agreement is incorporated by reference to Exhibit(d)(1)(xxiv) to Post-Effective Amendment No. 32.

(d)(1)(xxv)	Amendment No. 25 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxv) to Post-Effective Amendment No. 32.

(d)(1)(xxvi)	Amendment No. 26 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxvi) to Post-Effective Amendment No. 32.

(d)(1)(xxvii)	Amendment No. 27 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxvii) to Post-Effective Amendment No. 32.

(d)(1)(xxviii)	Amendment No. 28 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxviii) to Post-Effective Amendment No. 32.

(d)(1)(xxix)	Amendment No. 29 to the Management Agreement is incorporated by reference to Exhibit(d)(1)(xxix) to Post-Effective Amendment No. 32.

(d)(1)(xxx)	Amendment No. 30 to Management Agreement is incorporated by reference to Exhibit(d)(1)(xxx) to Post-Effective Amendment No. 32.

(d)(1)(xxxi)	Amendment No. 31 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxi) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(d)(1)(xxxii)	Amendment No. 32 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxii) to Post-Effective Amendment No. 32.

(d)(1)(xxxiii)	Amendment No. 33 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxiii) to Post-Effective Amendment No. 32.

(d)(1)(xxxiv)	Amendment No. 34 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxiv) to Post-Effective Amendment No. 36 to the Registration Statement filed with the SEC on April 30, 2010 (“Post-Effective Amendment No. 36”).

(d)(1)(xxxv)	Form of Amendment No. 35 to Management Agreement is incorporated by reference to Exhibit (d)(1) (xxxv) to Post-Effective Amendment No. 37 to the Registration Statement filed with the SEC on February 15, 2011 (“Post-Effective Amendment No. 37”).

(d)(7)	Investment Advisory Agreement between Lord, Abbett & Co. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 32.

(d)(7)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(i) to Post-Effective Amendment No. 32.

(d)(7)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(ii) to Post-Effective Amendment No. 32.

(d)(7)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(iii) to Post-Effective Amendment No. 32.

(d)(7)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(iv) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits
(d)(8)	Investment Advisory Agreement between Lord, Abbett & Co. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 32.

(d)(8)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to Exhibit (d)(8)(i) to Post-Effective Amendment No. 32.

(d)(8)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to Exhibit (d)(8)(ii) to Post-Effective Amendment No. 32.

(d)(8)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to Exhibit (d)(8)(iii) to Post-Effective Amendment No. 36.

(d)(10)	Investment Advisory Agreement between Lord, Abbett & Co. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Lord Abbett Growth and Income Portfolio is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 32.

(d)(10)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Growth and Income Portfolio is incorporated by reference to Exhibit (d)(10)(i) to Post-Effective Amendment No. 32.

(d)(10)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Lord Abbett Growth and Income Portfolio is incorporated by reference to Exhibit (d)(10)(ii) to Post-Effective Amendment No. 32.

(d)(10)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to Lord Abbett Growth and Income Portfolio is incorporated by reference to Exhibit (d)(10)(iii) to Post-Effective Amendment No. 32.

(d)(10)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect to Lord Abbett Growth and Income Portfolio is incorporated by reference to Exhibit (d)(10)(iv) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits
(d)(18)	Investment Advisory Agreement between Pacific Investment Management Company LLC and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 32.

(d)(18)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(i) to Post-Effective Amendment No. 32.

(d)(18)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(ii) to Post-Effective Amendment No. 32.

(d)(18)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(iii) to Post-Effective Amendment No. 32.

(d)(18)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(iv) to Post-Effective Amendment No. 36.

(d)(20)(ii)	Investment Advisory Agreement between RCM Capital Management LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to RCM Global Technology Portfolio (currently known as RCM Technology Portfolio) is incorporated by reference to Exhibit (d)(20)(ii) to Post-Effective Amendment No. 32.

(d)(20)(iii)	Amendment No. 1 to Investment Advisory Agreement with respect to RCM Technology Portfolio is incorporated by reference to Exhibit (d)(20)(iii) to Post-Effective Amendment No. 32.

(d)(20)(iv)	Amendment No. 2 to Investment Advisory Agreement with respect to RCM Technology Portfolio is incorporated by reference to Exhibit (d)(20)(iv) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits
(d)(22)	Investment Advisory Agreement between Massachusetts Financial Services Company and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 32.

(d)(22)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(i) to Post-Effective Amendment No. 32.

(d)(22)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(ii) to Post-Effective Amendment No. 33 to the Registration Statement filed with the SEC on February 9, 2010 (“Post-Effective Amendment No. 33”).

(d)(22)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(iii) to Post-Effective Amendment No. 36.

(d)(22)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(iv) to Post-Effective Amendment No. 36.

(d)(24)	Investment Advisory Agreement between OppenheimerFunds, Inc. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Oppenheimer Capital Appreciation Portfolio is incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 32.

(d)(24)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Oppenheimer Capital Appreciation Portfolio is incorporated by reference to Exhibit (d)(24)(i) to Post-Effective Amendment No. 32.

(d)(24)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Oppenheimer Capital Appreciation Portfolio is incorporated by reference to Exhibit (d)(24)(ii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(d)(24)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to Oppenheimer Capital Appreciation Portfolio is incorporated by reference to Exhibit (d)(24)(iii) to Post-Effective Amendment No. 36.

(d)(25)	Investment Advisory Agreement between AIM Advisors, Inc. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 32.

(d)(25)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(i) to Post-Effective Amendment No. 32.

(d)(25)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(ii) to Post-Effective Amendment No. 32.

(d)(25)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(iii) to Post-Effective Amendment No. 32.

(d)(25)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 33.

(d)(25)(v)	Amendment No. 5 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(v) to Post-Effective Amendment No. 36.

(d)(28)	Investment Advisory Agreement between EQSF Advisers, Inc. (currently known as Third Avenue Management LLC) and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(d)(28)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(i) to Post-Effective Amendment No. 32.

(d)(28)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(ii) to Post-Effective Amendment No. 32.

(d)(28)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(iii) to Post-Effective Amendment No. 36.

(d)(29)	Investment Advisory Agreement between Harris Associates L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 32.

(d)(29)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(i) to Post-Effective Amendment No. 32.

(d)(29)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(ii) to Post-Effective Amendment No. 32.

(d)(29)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(iii) to Post-Effective Amendment No. 32.

(d)(29)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(iv) to Post-Effective Amendment No. 36.

(d)(31)	Investment Advisory Agreement between T. Rowe Price Associates, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to T. Rowe Price Mid-Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(d)(31)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to T. Rowe Price Mid-Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31)(i) to Post-Effective Amendment No. 32.

(d)(31)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to T. Rowe Price Mid-Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31)(ii) to Post-Effective Amendment No. 36.

(d)(33)	Investment Advisory Agreement between Pacific Investment Management Company LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33) to Post-Effective Amendment No. 32.

(d)(33)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(i) to Post-Effective Amendment No. 32.

(d)(33)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(ii) to Post-Effective Amendment No. 32.

(d)(33)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(iii) to Post-Effective Amendment No. 36.

(d)(35)	Investment Advisory Agreement between Turner Investment Partners, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to Turner Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(35) to Post-Effective Amendment No. 32.

(d)(35)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Turner Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(35)(i) to Post-Effective Amendment No. 32.

(d)(35)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Turner Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(35)(ii) to Post-Effective Amendment No. 33.

Exhibit No.	Description of Exhibits
(d)(35)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to Turner Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(35)(iii) to Post-Effective Amendment No. 36.

(d)(36)	Investment Advisory Agreement between Goldman Sachs Asset Management, L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36) to Post-Effective Amendment No. 32.

(d)(36)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36)(i) to Post-Effective Amendment No. 32.

(d)(36)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36)(ii) to Post-Effective Amendment No. 36.

(d)(37)	Management Agreement between Registrant and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive Strategy Portfolio is incorporated by reference to Exhibit (d)(37) to Post-Effective Amendment No. 32.

(d)(37)(i)	Amendment No. 1 to Management Agreement is incorporated by reference to Exhibit (d)(37)(i) to Post-Effective Amendment No. 32.

(d)(37)(ii)	Amendment No. 2 to Management Agreement with respect to Met/Franklin Templeton Founding Strategy Portfolio, American Funds® Moderate Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Growth Allocation Portfolio is incorporated by reference to Exhibit (d)(37)(ii) to Post-Effective Amendment No. 32.

(d)(37)(iii)	Amendment No. 3 to Management Agreement is incorporated by reference to Exhibit (d)(37)(iii) to Post-Effective Amendment No. 37.

Exhibit No.	Description of Exhibits
(d)(37)(iv)	Form of Amendment No. 4 to Management Agreement with respect to MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(37)(iv) to Post-Effective Amendment No. 37.

(d)(41)	Investment Advisory Agreement between Legg Mason Capital Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Legg Mason Value Equity Portfolio is incorporated by reference to Exhibit (d)(41) to Post-Effective Amendment No. 32.

(d)(41)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to the Legg Mason Value Equity Portfolio is incorporated by reference to Exhibit (d)(41)(i) to Post-Effective Amendment No. 32.

(d)(41)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Legg Mason Value Equity Portfolio is incorporated by reference to Exhibit (d)(41)(ii) to Post-Effective Amendment No. 36.

(d)(43)	Investment Advisory Agreement between Batterymarch Financial Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Batterymarch Growth and Income Portfolio is incorporated by reference to Exhibit (d)(43) to Post-Effective Amendment No. 32.

(d)(43)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Batterymarch Growth and Income Portfolio is incorporated by reference to Exhibit (d)(43)(i) to Post-Effective Amendment No. 36.

(d)(48)	Investment Advisory Agreement between Pioneer Investment Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Pioneer Fund Portfolio is incorporated by reference to Exhibit (d)(48) to Post-Effective Amendment No. 32.

(d)(48)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Pioneer Fund is incorporated by reference to Exhibit (d)(48)(i) to Post-Effective Amendment No. 32.

(d)(48)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Pioneer Fund Portfolio is incorporated by reference to Exhibit (d)(48)(ii) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits
(d)(49)	Investment Advisory Agreement between Pioneer Investment Management, Inc. and Met Investors Advisory LLC, a predecessor of MetLife Advisers, LLC, with respect to the Pioneer Strategic Income Portfolio is incorporated by reference to Exhibit (d)(49) to Post-Effective Amendment No. 32.

(d)(49)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Pioneer Strategic Income Portfolio is incorporated by reference to Exhibit (d)(49)(i) to Post-Effective Amendment No. 32.

(d)(49)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Pioneer Strategic Income Portfolio is incorporated by reference to Exhibit (d)(49)(ii) to Post-Effective Amendment No. 36.

(d)(51)	Investment Advisory Agreement between Dreman Value Management LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Dreman Small-Cap Value Portfolio is incorporated by reference to Exhibit (d)(51) to Post-Effective Amendment No. 32.

(d)(51)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Dreman Small-Cap Value Portfolio is incorporated by reference to Exhibit (d)(51)(i) to Post-Effective Amendment No. 32.

(d)(51)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Dreman Small-Cap Value Portfolio is incorporated by reference to Exhibit (d)(51)(ii) to Post-Effective Amendment No. 36.

(d)(53)	Investment Advisory Agreement between Massachusetts Financial Services Company and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the MFS® Emerging Markets Equity Portfolio is incorporated by reference to Exhibit (d)(53) to Post-Effective Amendment No. 32.

(d)(53)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to MFS® Emerging Markets Equity Portfolio is incorporated by reference to Exhibit (d)(53)(i) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits
(d)(54)	Investment Advisory Agreement between Loomis, Sayles & Company, L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Loomis Sayles Global Markets Portfolio is incorporated by reference to Exhibit (d)(54) to Post-Effective Amendment No. 32.

(d)(54)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Loomis Sayles Global Markets Portfolio is incorporated by reference to Exhibit (d)(54)(i) to Post-Effective Amendment No. 36.

(d)(55)	Investment Advisory Agreement between Janus Capital Management LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Janus Capital Appreciation Portfolio (currently known as Janus Forty Portfolio) is incorporated by reference to Exhibit (d)(55) to Post-Effective Amendment No. 32.

(d)(55)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Janus Forty Portfolio is incorporated by reference to Exhibit (d)(55)(i) to Post-Effective Amendment No. 36.

(d)(56)	Investment Advisory Agreement between Lazard Asset Management LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Lazard Mid-Cap Portfolio is incorporated by reference to Exhibit (d)(56) to Post-Effective Amendment No. 32.

(d)(56)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Lazard Mid-Cap Portfolio is incorporated by reference to Exhibit (d)(56)(i) to Post-Effective Amendment No. 36.

(d)(60)	Investment Advisory Agreement between Morgan Stanley Asset Management and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Van Kampen Mid Cap Growth Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(60) to Post-Effective Amendment No. 32.

(d)(60)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Van Kampen Mid Cap Growth Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(60)(i) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits
(d)(60)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Morgan Stanley Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(60)(ii) to Post-Effective Amendment No. 36.

(d)(61)	Investment Advisory Agreement between CAM North America, LLC (currently known as ClearBridge Advisors, LLC) and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Legg Mason Partners Aggressive Growth Portfolio (currently known as Legg Mason ClearBridge Aggressive Growth Portfolio) is incorporated by reference to Exhibit (d)(61) to Post-Effective Amendment No. 32.

(d)(61)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Legg Mason Partners Aggressive Growth Portfolio (currently known as Legg Mason ClearBridge Aggressive Growth Portfolio) is incorporated by reference to Exhibit (d)(61)(i) to Post-Effective Amendment No. 36.

(d)(62)	Investment Advisory Agreement between BlackRock Financial Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the BlackRock High Yield Portfolio is incorporated by reference to Exhibit (d)(62) to Post-Effective Amendment No. 32.

(d)(62)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to BlackRock High Yield Portfolio is incorporated by reference to Exhibit (d)(62)(i) to Post-Effective Amendment No. 36.

(d)(62)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to BlackRock High Yield Portfolio is incorporated by reference to Exhibit (d)(62)(ii) to Post-Effective Amendment No. 36.

(d)(63)	Investment Advisory Agreement between BlackRock Advisors, LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the BlackRock Large Cap Core Portfolio is incorporated by reference to Exhibit (d)(63) to Post-Effective Amendment No. 32.

(d)(63)(i)	Amendment No 1 to Investment Advisory Agreement with respect to BlackRock Large Cap Core Portfolio is incorporated by reference to Exhibit (d)(63)(i) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits
(d)(63)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to BlackRock Large Cap Core Portfolio is incorporated by reference to Exhibit (d)(63)(ii) to Post-Effective Amendment No. 36.

(d)(64)	Investment Advisory Agreement between Rainier Investment Management, Inc. and Met Investors Advisory LLC, a predecessor of MetLife Advisers, LLC, with respect to the Rainier Large Cap Equity Portfolio is incorporated by reference to Exhibit (d)(64) to Post-Effective Amendment No. 32.

(d)(64)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Rainier Large Cap Equity Portfolio is incorporated by reference to Exhibit (d)(64)(i) to Post-Effective Amendment No. 36.

(d)(65)	Investment Advisory Agreement between Franklin Mutual Advisers, LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Met/Franklin Mutual Shares Portfolio is incorporated by reference to Exhibit (d)(65) to Post-Effective Amendment No. 32.

(d)(65)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Met/Franklin Mutual Shares Portfolio is incorporated by reference to Exhibit (d)(65)(i) to Post-Effective Amendment No. 36.

(d)(66)	Investment Advisory Agreement between Templeton Global Advisors Limited and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Met/Templeton Growth Portfolio is incorporated by reference to Exhibit (d)(66) to Post-Effective Amendment No. 32.

(d)(66)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Met/Templeton Growth Portfolio is incorporated by reference to Exhibit (d)(66)(i) to Post-Effective Amendment No. 36.

(d)(67)	Investment Advisory Agreement between Franklin Advisers, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Met/Franklin Income Portfolio is incorporated by reference to Exhibit (d)(67) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(d)(67)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Met/Franklin Income Portfolio is incorporated by reference to Exhibit (d)(67)(i) to Post-Effective Amendment No. 36.

(d)(68)	Investment Advisory Agreement between ING Clarion Real Estate Securities L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Clarion Global Real Estate Portfolio is incorporated by reference to Exhibit (d)(68) to Post-Effective Amendment No. 32.

(d)(68)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Clarion Global Real Estate Portfolio is incorporated by reference to Exhibit (d)(68)(i) to Post-Effective Amendment No. 36.

(d)(69)	Investment Advisory Agreement between SSgA Funds Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the SSgA Growth and Income ETF Portfolio is incorporated by reference to Exhibit (d)(69) to Post-Effective Amendment No. 32.

(d)(69)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to SSgA Growth and Income ETF Portfolio is incorporated by reference to Exhibit (d)(69)(i) to Post-Effective Amendment No. 36.

(d)(70)	Investment Advisory Agreement between SSgA Funds Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the SSgA Growth ETF Portfolio is incorporated by reference to Exhibit (d)(70) to Post-Effective Amendment No. 32.

(d)(70)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to SSgA Growth ETF Portfolio is incorporated by reference to Exhibit (d)(70)(i) to Post-Effective Amendment No. 36.

(d)(71)	Investment Advisory Agreement between Franklin Advisers, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Met/Templeton International Bond Portfolio is incorporated by reference to Exhibit (d)(71) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(d)(72)	Investment Advisory Agreement between Eaton Vance Management and MetLife Advisers, LLC with respect to the Met/Eaton Vance Floating Rate Portfolio is incorporated by reference to Exhibit (d)(72) to Post-Effective Amendment No. 36.

(d)(73)	Investment Advisory Agreement between Invesco Advisers, Inc. and MetLife Advisers, LLC with respect to Van Kampen Comstock Portfolio is incorporated by reference to Exhibit (d)(73) to Post-Effective Amendment No. 37.

(d)(74)	Form of Investment Subadvisory Agreement between AllianceBernstein L.P. and MetLife Advisers, LLC with respect to the AllianceBernstein Global Dynamic Allocation Portfolio is incorporated by reference to Exhibit (d)(74) to Post-Effective Amendment No. 37.

(d)(75)	Form of Investment Subadvisory Agreement between AQR Capital Management, LLC and MetLife Advisers, LLC with respect to the AQR Global Risk Balanced Portfolio is incorporated by reference to Exhibit (d)(75) to Post-Effective Amendment No. 37.

(d)(76)	Form of Investment Subadvisory Agreement between BlackRock Financial Management, Inc. and MetLife Advisers, LLC with respect to the BlackRock Global Tactical Strategies Portfolio is incorporated by reference to Exhibit (d)(76) to Post-Effective Amendment No. 37.

(d)(77)	Investment Subadvisory Agreement between Franklin Advisers, Inc. and MetLife Advisers, LLC with respect to the Met/Franklin Low Duration Total Return Portfolio is filed herein.

(d)(78)	Form of Investment Subadvisory Agreement between Pacific Investment Management Company LLC and MetLife Advisers, LLC with respect to the MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(78) to Post-Effective Amendment No. 37.

(d)(79)	Form of Investment Subadvisory Agreement between Pyramis Global Advisors, LLC and MetLife Advisers, LLC with respect to the Pyramis® Government Income Portfolio is incorporated by reference to Exhibit (d)(79) to Post-Effective Amendment No. 37.

Exhibit No.	Description of Exhibits
(d)(80)	Form of Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and MetLife Advisers, LLC with respect to T. Rowe Price Large Cap Value Portfolio is incorporated by reference to Exhibit (d)(80) to Post-Effective Amendment No. 38 to the Registration Statement filed with the SEC on February 28, 2011.

(e)(1)	Participation Agreement is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 32.

(e)(1)(i)	Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 32.

(e)(1)(ii)	Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 32.

(e)(1)(iii)	Amendment No. 1 to Participation Agreement is incorporated by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 36.

(e)(2)	Second Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to the Class A shares is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 32.

(e)(2)(i)	Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to the Class A shares is incorporated by reference to Exhibit (e)(2)(i) to Post-Effective Amendment No. 32.

(e)(2)(ii)	Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(ii) to Post-Effective Amendment No. 32.

(e)(2)(iii)	Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(iii) to Post-Effective Amendment No. 32.

(e)(2)(iv)	Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(iv) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(e)(2)(v)	Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(v) to Post-Effective Amendment No. 32.

(e)(2)(vi)	Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(vi) to Post-Effective Amendment No. 32.

(e)(2)(vii)	Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(vii) to Post-Effective Amendment No. 32.

(e)(2)(viii)	Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(viii) to Post-Effective Amendment No. 32.

(e)(2)(ix)	Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(ix) to Post-Effective Amendment No. 32.

(e)(2)(x)	Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(x) to Post-Effective Amendment No. 32.

(e)(2)(xi)	Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xi) to Post-Effective Amendment No. 32.

(e)(2)(xii)	Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xii) to Post-Effective Amendment No. 32.

(e)(2)(xiii)	Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xiii) to Post-Effective Amendment No. 32.

(e)(2)(xiv)	Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xiv) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits
(e)(2)(xv)	Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class A shares (to be filed by amendment).

(e)(3)	Second Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to the Class B shares is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 32.

(e)(3)(i)	Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to the Class B shares is incorporated by reference to Exhibit (e)(3)(i) to Post-Effective Amendment No. 32.

(e)(3)(ii)	Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(ii) to Post-Effective Amendment No. 32.

(e)(3)(iii)	Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(iii) to Post-Effective Amendment No. 32.

(e)(3)(iv)	Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(iv) to Post-Effective Amendment No. 32.

(e)(3)(v)	Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(v) to Post-Effective Amendment No. 32.

(e)(3)(vi)	Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(vi) to Post-Effective Amendment No. 32.

(e)(3)(vii)	Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(vii) to Post-Effective Amendment No. 32.

(e)(3)(viii)	Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(viii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(e)(3)(ix)	Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(ix) to Post-Effective Amendment No. 32.

(e)(3)(x)	Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(x) to Post-Effective Amendment No. 32.

(e)(3)(xi)	Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xi) to Post-Effective Amendment No. 32.

(e)(3)(xii)	Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xii) to Post-Effective Amendment No. 32.

(e)(3)(xiii)	Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xiii) to Post-Effective Amendment No. 32.

(e)(3)(xiv)	Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xiv) to Post-Effective Amendment No. 36.

(e)(3)(xv)	Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class B shares (to be filed by amendment).

(e)(4)	Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to the Class E shares is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 32.

(e)(4)(i)	Amendment No. 1 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(i) to Post-Effective Amendment No. 32.

(e)(4)(ii)	Amendment No. 2 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(ii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(e)(4)(iii)	Amendment No. 3 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(iii) to Post-Effective Amendment No. 32.

(e)(4)(iv)	Amendment No. 4 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(iv) to Post-Effective Amendment No. 32.

(e)(4)(v)	Amendment No. 5 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(v) to Post-Effective Amendment No. 32.

(e)(4)(vi)	Amendment No. 6 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(vi) to Post-Effective Amendment No. 32.

(e)(4)(vii)	Amendment No. 7 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(vii) to Post-Effective Amendment No. 32.

(e)(4)(viii)	Amendment No. 8 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(viii) to Post-Effective Amendment No. 32.

(e)(4)(ix)	Amendment No. 9 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(ix) to Post-Effective Amendment No. 32.

(e)(4)(x)	Amendment No. 10 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(x) to Post-Effective Amendment No. 32.

(e)(4)(xi)	Amendment No. 11 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xi) to Post-Effective Amendment No. 32.

(e)(4)(xii)	Amendment No. 12 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(e)(4)(xiii)	Amendment No. 13 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xiii) to Post-Effective Amendment No. 32.

(e)(4)(xiv)	Amendment No. 14 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xiv) to Post-Effective Amendment No. 36.

(e)(4)(xv)	Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class E shares (to be filed by amendment).

(e)(5)	Second Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to Class C shares is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 32.

(e)(5)(i)	Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(i) to Post-Effective Amendment No. 32.

(e)(5)(ii)	Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(ii) to Post-Effective Amendment No. 32.

(e)(5)(iii)	Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(iii) to Post-Effective Amendment No. 32.

(e)(5)(iv)	Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(iv) to Post-Effective Amendment No. 32.

(e)(5)(v)	Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(v) to Post-Effective Amendment No. 32.

(e)(5)(vi)	Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(vi) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(e)(5)(vii)	Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(vii) to Post-Effective Amendment No. 32.

(e)(5)(viii)	Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(viii) to Post-Effective Amendment No. 32.

(e)(5)(ix)	Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(ix) to Post-Effective Amendment No. 32.

(e)(5)(x)	Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(x) to Post-Effective Amendment No. 32.

(e)(5)(xi)	Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xi) to Post-Effective Amendment No. 32.

(e)(5)(xii)	Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xii) to Post-Effective Amendment No. 32.

(e)(5)(xiii)	Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xiii) to Post-Effective Amendment No. 32.

(e)(5)(xiv)	Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xiv) to Post-Effective Amendment No. 36.

(e)(5)(xv)	Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class C shares (to be filed by amendment).

(f)	Form of Deferred Fee Agreement is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(f)(1)	List of participants in Deferred Fee Agreement is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 32.

(g)(1)(ii)	Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(1)(ii) to Post-Effective Amendment No. 32.

(g)(1)(iii)	Amendment to Custodian Agreement is incorporated by reference to Exhibit (g)(1)(iii) to Post-Effective Amendment No. 36.

(h)(1)(ii)	Transfer Agency and Service Agreement between Registrant and Metropolitan Life Insurance Company is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 32.

(h)(2)(ii)	Administration Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 32.

(h)(3)(iii)	Amended and Restated Expense Limitation Agreement between Registrant and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 32.

(h)(3)(iv)	Amendment No. 1 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 32.

(h)(3)(v)	Amendment No. 2 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 32.

(h)(3)(vi)	Amendment No. 3 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 32.

(h)(3)(vii)	Amendment No. 4 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(vii) to Post-Effective Amendment No. 32.

(h)(3)(viii)	Amendment No. 5 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(viii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(h)(3)(ix)	Amendment No. 6 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(ix) to Post-Effective Amendment No. 32.

(h)(3)(x)	Amendment No. 7 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(x) to Post-Effective Amendment No. 32.

(h)(3)(xi)	Amendment No. 8 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(xi) to Post-Effective Amendment No. 32.

(h)(4)(xii)	Amendment No. 9 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xii) to Post-Effective Amendment No. 32.

(h)(4)(xiii)	Amendment No. 10 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xiii) to Post-Effective Amendment No. 32.

(h)(4)(xiv)	Amendment No. 11 to Amended and Restated Expense Limitation Agreement LLC is incorporated by reference to Exhibit (h)(4)(xiv) to Post-Effective Amendment No. 32.

(h)(4)(xv)	Amendment No. 12 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xv) to Post-Effective Amendment No. 32.

(h)(4)(xvi)	Amendment No. 13 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xvi) to Post-Effective Amendment No. 32.

(h)(4)(xvii)	Amendment No. 14 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xvii) to Post-Effective Amendment No. 32.

(h)(4)(xviii)	Amendment No. 15 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xviii) to Post-Effective Amendment No. 32.

(h)(4)(xix)	Amendment No. 16 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xix) to Post-Effective Amendment No. 36.

(h)(4)(xx)	Amendment No. 17 to Amended and Restated Expense Limitation Agreement (to be filed by amendment).

(i)(1)	Opinion and Consent of Sullivan & Worcester LLP dated October 23, 2000 is incorporated by reference to Exhibit (i)(1) to the Registration Statement.

Exhibit No.	Description of Exhibits
(i)(2)	Opinion and Consent of Sullivan & Worcester LLP dated December 29, 2000 is incorporated by reference to Exhibit (i)(2) to Pre-Effective Amendment No. 1 filed with the SEC on January 5, 2001.

(i)(3)	Opinion and Consent of Sullivan & Worcester LLP dated July 23, 2001 is incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 4 filed with the SEC on July 23, 2001.

(i)(4)	Opinion and Consent of Sullivan & Worcester LLP dated February 14, 2002 is incorporated by reference to Exhibit (i)(4) to Post-Effective Amendment No. 6 filed with the SEC on February 14, 2002.

(i)(5)	Opinion and Consent of Sullivan & Worcester LLP dated February 14, 2003 is incorporated by reference to Exhibit (i)(5) to Post-Effective Amendment No. 9 filed with the SEC on February 14, 2003.

(i)(6)	Opinion and Consent of Sullivan & Worcester LLP dated August 28, 2003 is incorporated by reference to Exhibit (i)(6) to Post-Effective Amendment No. 11 filed with the SEC on August 28, 2003.

(i)(7)	Opinion and Consent of Sullivan & Worcester LLP dated February 13, 2004 is incorporated by reference to Exhibit (i)(7) to Post-Effective Amendment No. 13.

(i)(8)	Opinion and Consent of Sullivan & Worcester LLP dated August 19, 2004 is incorporated by reference to Exhibit (i)(8) to Post-Effective Amendment No. 15 filed with the SEC on August 20, 2004.

(i)(9)	Opinion and Consent of Sullivan & Worcester LLP dated February 15, 2005 is incorporated by reference to Exhibit (i)(9) to Post-Effective Amendment No. 17 filed with the SEC on May 3, 2005.

(i)(10)	Opinion and Consent of Sullivan & Worcester LLP dated June 24, 2005 is incorporated by reference to Exhibit (i)(10) to Post-Effective Amendment No. 19 filed with the SEC on June 24, 2005.

(i)(11)	Opinion and Consent of Sullivan & Worcester LLP dated August 12, 2005 is incorporated by reference to Exhibit (i)(11) to Post-Effective Amendment No. 20 filed with the SEC on August 12, 2005.

Exhibit No.	Description of Exhibits
(i)(12)	Opinion and Consent of Sullivan & Worcester LLP dated October 28, 2005 is incorporated by reference to Exhibit (i)(12) to Post-Effective Amendment No. 21 filed with the SEC on October 28, 2005.

(i)(13)	Opinion and Consent of Sullivan & Worcester LLP dated January 31, 2006 is incorporated by reference to Exhibit (i)(13) to Post-Effective Amendment No. 22 filed with the SEC on February 1, 2006.

(i)(14)	Opinion and Consent of Sullivan & Worcester LLP dated August 15, 2006 is incorporated by reference to Exhibit (i)(14) to Post-Effective Amendment No. 24 filed with the SEC on August 16, 2006.

(i)(15)	Opinion and Consent of Sullivan & Worcester LLP dated August 16, 2007 is incorporated by reference to Exhibit (i)(15) to Post-Effective Amendment No. 28 filed with the SEC on November 1, 2006.

(i)(16)	Opinion and Consent of Sullivan & Worcester LLP dated February 13, 2008 is incorporated by reference to Exhibit (i)(16) to Post-Effective Amendment No. 29 filed with the SEC on February 13, 2008.

(i)(17)	Opinion and Consent of Sullivan & Worcester LLP dated February 2, 2009 is incorporated by reference to Exhibit (i)(17) to Post-Effective Amendment No. 31 filed with the SEC on February 3, 2009 (“Post-Effective Amendment No. 31”).

(i)(18)	Opinion and Consent of Sullivan & Worcester LLP dated February 9, 2010 is incorporated by reference to Exhibit (i)(18) to Post-Effective Amendment No. 33.

(i)(19)	Opinion and Consent of Sullivan & Worcester LLP dated February 15, 2011 is incorporated by reference to Exhibit (i)(19) to Post-Effective Amendment No. 37.

(j)(3)	Auditors consent (to be filed by amendment).

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Distribution Plan Pursuant to Rule 12b-1 for the Registrant’s Class B shares is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(m)(2)	Distribution Plan Pursuant to Rule 12b-1 for the Registrant’s Class E shares is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 32.

(m)(3)	Distribution Plan Pursuant to Rule 12b-1 for the Registrant’s Class C shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 32.

(n)	Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 32.

(o)	Reserved

(p)(1)	Code of Ethics of Met Investors Series Trust, MetLife Advisers, LLC and MetLife Investors Distribution Company is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 36.

(p)(3)	Code of Ethics of Lord, Abbett & Co. is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 32.

(p)(6)	Code of Ethics of Janus Capital Management LLC is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 36.

(p)(7)	Code of Ethics of OppenheimerFunds, Inc. is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 32.

(p)(8)	Code of Ethics of Massachusetts Financial Services Company is incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 36.

(p)(10)	Code of Ethics of Pacific Investment Management Company LLC is incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 32.

(p)(12)	Code of Ethics of Invesco Advisers, Inc. is incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 36.

(p)(14)	Code of Ethics of Third Avenue Management, LLC is incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 32.

(p)(15)	Code of Ethics of T. Rowe Price Associates, Inc. is incorporated by reference to Exhibit (p)(15) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits
(p)(16)	Code of Ethics of Harris Associates L.P. is incorporated by reference to Exhibit (p)(16) to Post-Effective Amendment No. 36.

(p)(18)	Code of Ethics of Turner Investment Partners, Inc. is incorporated by reference to Exhibit (p)(18) to Post-Effective Amendment No. 36.

(p)(19)	Code of Ethics of Goldman Sachs Investment Management, L.P. is incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 30 filed with the SEC on April 28, 2008 (“Post-Effective Amendment No. 30”).

(p)(20)	Code of Ethics of RCM Capital Management LLC is incorporated by reference to Exhibit (p)(20) to Post-Effective Amendment No. 36.

(p)(21)	Code of Ethics of Morgan Stanley Asset Management, Inc. is incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 32.

(p)(23)	Code of Ethics of Legg Mason Capital Management, Inc. is incorporated by reference to Exhibit (p)(23) to Post-Effective Amendment No. 36.

(p)(24)	Code of Ethics of Batterymarch Financial Management, Inc. is incorporated by reference to Exhibit (p)(24) to Post-Effective Amendment No. 32.

(p)(27)	Code of Ethics of Pioneer Investment Management, Inc. is incorporated by reference to Exhibit (p)(27) to Post-Effective Amendment No. 36.

(p)(28)	Code of Ethics of Dreman Value Management LLC is incorporated by reference to Exhibit (p)(28) to Post-Effective Amendment No. 36.

(p)(29)	Code of Ethics of Loomis, Sayles & Co., L.P. is incorporated by reference to Exhibit (p)(29) to Post-Effective Amendment No. 36.

(p)(31)	Code of Ethics of Lazard Asset Management LLC is incorporated by reference to Exhibit (p)(31) to Post-Effective Amendment No. 32.

(p)(32)	Code of Ethics of ClearBridge Advisors, LLC is incorporated by reference to Exhibit (p)(32) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits
(p)(33)	Code of Ethics of BlackRock Advisors, LLC. and BlackRock Financial Management, Inc. is incorporated by reference to Exhibit (p)(33) to Post-Effective Amendment No. 36.

(p)(35)	Code of Ethics of Rainier Investment Management, Inc. is incorporated by reference to Exhibit (p)(35) to Post-Effective Amendment No. 36.

(p)(36)	Code of Ethics of Franklin Templeton Investments is incorporated by reference to Exhibit (p)(36) to Post-Effective Amendment No. 36.

(p)(37)	Code of Ethics of ING Clarion Real Estate Securities L.P. is incorporated by reference to Exhibit (p)(37) to Post-Effective Amendment No. 36.

(p)(38)	Code of Ethics of SSgA Funds Management, Inc. is incorporated by reference to Exhibit (p)(38) to Post-Effective Amendment No. 36.

(p)(39)	Code of Ethics of Eaton Vance Management is incorporated by reference to Exhibit (p)(39) to Post-Effective Amendment No. 36.

(q)	Powers of Attorney are incorporated by reference to Exhibit (q) to Pre-Effective Amendment No. 1, Post-Effective Amendments No. 2, No. 9, No. 28 and No. 30.

Item 29.	Persons Controlled by or Under Common Control with Registrant

As of the effective date of this Post-Effective Amendment, the separate accounts of Metropolitan Life Insurance Company, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Financial Life Insurance Company, General American Life Insurance Company, MetLife Insurance Company of Connecticut control the Registrant by virtue of their ownership of substantially all of the Registrant’s outstanding shares. Each insurance company is a wholly-owned direct or indirect subsidiary of MetLife, Inc.

Item 30.	Indemnification

Reference is made to the following documents:

Agreement and Declaration of Trust, as filed as Exhibit (a)(1) hereto;

By-Laws as filed as Exhibit 2 hereto;

Form of Participation Agreement between Registrant, Met Investors Advisory, LLC, a predecessor of MetLife Advisers LLC, and a participating insurance company as filed as Exhibit (e)(1) hereto; Form of Participation Agreement among Registrant, Met Investors Advisory, LLC, a predecessor of MetLife Advisers LLC, American Funds Insurance Series, Capital Research and Management Company, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company and First MetLife Investors Insurance Company as filed as Exhibit (e)(1)(i) hereto; and

Form of Participation Agreement among Registrant, American Funds Insurance Series, Capital Research and Management Company and MetLife Investors USA Insurance Company as filed as Exhibit (e)(1)(ii) hereto.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 31.	Business and Other Connections of the Investment Adviser

See “Additional Information About Management—The Adviser” in the Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information for information regarding MetLife Advisers, LLC (the “Adviser”). For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Adviser, reference is made to the Adviser’s current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-10079).

With respect to information regarding the Subadvisers, reference is hereby made to “Additional Information About Management—The Subadviser” in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Subadvisers, reference is made to the current Form

ADVs of the Subadvisers filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:

Lord, Abbett & Co. LLC File No. 801-6997	OppenheimerFunds, Inc. File No. 801-8253

Pacific Investment Management Company LLC File No. 801-48187	Massachusetts Financial Services Company File No. 801-17352

Invesco Advisers, Inc. File No. 801-33949	Harris Associates L.P. File No. 801-50333

Third Avenue Management LLC File No. 801-27792	T. Rowe Price Associates, Inc. File No. 801-856

Turner Investment Partners, Inc. File No. 801-36220	RCM Capital Management LLC File No. 801-56308

Goldman Sachs Asset Management, L.P. File No. 801-37591	Morgan Stanley Investment Management Inc. File No. 801-15757

Janus Capital Management LLC File No. 801-13991	Legg Mason Capital Management, Inc. File No. 801-18115

Batterymarch Financial Management, Inc. File No. 801-48035	ING Clarion Global Real Estate Securities L.P. File No. 801-49083

Loomis, Sayles & Company, L.P. File No. 801-170	Dreman Value Management LLC File No. 801-54255

Pioneer Investment Management, Inc. File No. 801-8255	Lazard Asset Management LLC File No. 801-61701

ClearBridge Advisors, LLC File No. 801-64710	BlackRock Advisors, LLC File No. 801-47710

Rainier Investment Management, Inc. File No. 801-35638	BlackRock Financial Management, Inc. File No. 801-48433

SSgA Funds Management, Inc. File No. 801-60103	Franklin Mutual Advisers, LLC File No. 801-53068

Eaton Vance Management File No. 801-15930	Templeton Global Advisors Limited File No. 801-42343

AllianceBernstein L.P. File No. 801-56720	Franklin Advisers, Inc. File No. 801-26292

AQR Capital Management, LLC File No. 801-55543	Pyramis Global Advisors, LLC File No. 801-63658

Item 32.	Principal Underwriter

(a) MetLife Investors Distribution Company is the principal underwriter for the following management investment companies (other than the Registrant) and separate accounts:

Metropolitan Series Fund, Inc.

(MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company):

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One

First MetLife Investors Variable Annuity Account One

GALIC (General American Life Insurance Company):

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

MICC (MetLife Investors Insurance Company of Connecticut):

MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance

MetLife of CT Fund UL III for Variable Life Insurance

MetLife of CT Separate Account Eleven for Variable Annuities

MLIC (Metropolitan Life Insurance Company):

Metropolitan Life Variable Annuity Separate Account II

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

MTL (Metropolitan Tower Life Insurance Company):

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

(b) Officers and Directors of MetLife Investors Distribution Company

Name and Principal Business Address	Positions and Offices With Principal Underwriter	Positions and Offices With Registrant
Paul A. Sylvester	President, National Sales Manager-Annuities & LTC
Elizabeth M. Forget	Executive Vice President	President, Trustee
Paul A. LaPiana	Executive Vice President, National Sales Manager-Life
Douglas P. Rodgers	Senior Vice President, Channel Head-LTC
Curtis Wohlers	Senior Vice President
Andrew Aiello	Senior Vice President, Head-National Accounts
Jeffrey A. Barker	Senior Vice President, Channel Head–Independent Accounts
Steven J. Goulart	Treasurer
Jay S. Kaduson	Senior Vice President
Debora L. Buffington	Vice President, Director of Compliance
Peter Gruppuso	Vice President, Chief Financial Officer
David DeCarlo	Vice President
Paul M. Kos	Vice President
Deron J. Richens	Vice President
Cathy Sturdivant	Vice President
Paulina Vakouros	Vice President
James Allen	Assistant Vice President
Leo R. Brown	Assistant Vice President
Gregory M. Harrison	Assistant Vice President
Jonnie L. Crawford	Assistant Secretary
James W. Koeger	Assistant Treasurer
Michael K. Farrell	Director
William J. Toppeta	Director
Craig W. Markham	Director, Vice President

The principal business address of each officer and director is 5 Park Plaza, Suite 1900, Irvine, California 92614.

(c) Inapplicable

Item 33.	Location of Accounts and Records

The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 5 Park Plaza, Suite 1900, Irvine, California 92614 as well as at the offices of its manager, investment advisers and administrator: MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116; Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660; RCM Capital Management LLC, Four Embarcadero Center, Suite 2900, San Francisco, California 94111, Morgan Stanley Investment Management, Inc. 1221 Avenue of the Americas, New York, New York 10020; OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10218; Invesco Advisers, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046; Harris Associates L.P., Two North La Salle Street, Suite 500, Chicago, Illinois 60602; Third Avenue Management LLC, 622 Third Avenue, New York, New York 10017; T. Rowe Price Associates Inc., 100 E. Pratt Street, Baltimore, MD 21202; Turner Investment Partners, Inc., 1205 Westlakes Dr., Suite 100, Berwyn, PA 19312; Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005; Legg Mason Capital Management, Inc., 100 Light Street, Baltimore, Maryland 21202; Batterymarch Financial Management, Inc., Two Hundred Clarendon Street, Boston, Massachusetts, 02116; Loomis, Sayles & Company, L.P., One Financial Center, Boston, Massachusetts 02111; Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109; BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022; BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809; Dreman Value Management LLC, 520 East Cooper Avenue, Aspen, Colorado 81611-9725; Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300; ClearBridge Advisors, LLC, 399 Park Avenue, New York, New York 10022, Rainier Investment Management, Inc., 601 Union Street, Seattle, WA 98101; Templeton Global Advisors Limited, Lyford Cay, Nassau Bahamas; Franklin Mutual Advisers, LLC, 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078; Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403; ING Clarion Real Estate Securities L.P., 259 N. Radnor-Chester Road, Radnor, PA 19087, SSgA Funds Management, Inc., One Lincoln Street, Boston, Massachusetts 02111, Eaton Vance Management, Two International Place, Boston, Massachusetts 02110, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105, AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830 and Pyramis Global Advisors, LLC, 900 Salem Street, Smithfield, Rhode Island 02917. Certain records, including records relating to the Registrant’s shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the office of Metropolitan Life Insurance Company, 501 Boylston Street, Boston, Massachusetts 02116, the Registrant’s transfer agent and at the main office of State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111, the Registrant’s dividend disbursing agent and custodian.

Item 34.	Management Services

None

Item 35.	Undertakings

Inapplicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 40 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Irvine, State of California on the 20th day of April, 2011.

MET INVESTORS SERIES TRUST
Registrant

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	President (principal executive officer), Trustee	April 20, 2011

/s/ Jeffrey A. Tupper Jeffrey A. Tupper	Chief Financial Officer and Treasurer (principal financial and accounting officer)	April 20, 2011

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee	April 20, 2011

/s/ Jack R. Borsting* Jack R. Borsting	Trustee	April 20, 2011

/s/ Robert Boulware* Robert Boulware	Trustee	April 20, 2011

/s/ Daniel A. Doyle* Daniel A. Doyle	Trustee	April 20, 2011

/s/ Susan C. Gause* Susan C. Gause	Trustee	April 20, 2011

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee	April 20, 2011

* By:	/s/ David C. Mahaffey

David C. Mahaffey
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(d)(77)	Investment Subadvisory Agreement between Franklin Advisers, Inc. and MetLife Advisers, LLC with respect to the Met/Franklin Low Duration Total Return Portfolio.